UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eden Capital Management Partners, L.P.
Address: 5051 Westheimer
         Suite 725
         Houston, Texas  77056

13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Newar
Title:     President
Phone:     713.807.1760

Signature, Place, and Date of Signing:

     Adam Newar     Houston, Texas     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $26,390 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-10748                      Oppenheimer Asset Management, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     1128    48887 SH       DEFINED 1               48887
ABERCROMBIE & FITCH CO         CL A             002896207     1246    54026 SH       SOLE                    54026
AMERISOURCEBERGEN CORP         COM              03073E105      509    14265 SH       SOLE                    14265
AMERISOURCEBERGEN CORP         COM              03073E105     1177    33017 SH       DEFINED 1               33017
CALGON CARBON CORP             COM              129603106      711    46260 SH       SOLE                    46260
CALGON CARBON CORP             COM              129603106      808    52594 SH       DEFINED 1               52594
CEPHEID                        COM              15670R107     1275   122833 SH       DEFINED 1              122833
CEPHEID                        COM              15670R107     1321   127238 SH       SOLE                   127238
COACH INC                      COM              189754104      496    23859 SH       SOLE                    23859
COACH INC                      COM              189754104      431    20768 SH       DEFINED 1               20768
COVANCE INC                    COM              222816100      414     9000 SH       DEFINED 1                9000
CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507       47     6859 SH       DEFINED 1                6859
DAVITA INC                     COM              23918K108      372     7500 SH       DEFINED 1                7500
DYAX CORP                      COM              26746E103      102    28035 SH       DEFINED 1               28035
FEDEX CORP                     COM              31428X106      816    12721 SH       SOLE                    12721
FEDEX CORP                     COM              31428X106      759    11827 SH       DEFINED 1               11827
FEI CO                         COM              30241L109      673    35660 SH       SOLE                    35660
FEI CO                         COM              30241L109      582    30834 SH       DEFINED 1               30834
ISTA PHARMACEUTICALS INC       COM NEW          45031X204        2     3000 SH       DEFINED 1                3000
JPMORGAN & CHASE & CO          COM              46625H100      952    30189 SH       SOLE                    30189
JPMORGAN & CHASE & CO          COM              46625H100      835    26488 SH       DEFINED 1               26488
LAUDER ESTEE COS INC           CL A             518439104      336    10866 SH       DEFINED 1               10866
LAUDER ESTEE COS INC           CL A             518439104      426    13759 SH       SOLE                    13759
NALCO HOLDING COMPANY          COM              62985Q101     1444   125096 SH       SOLE                   125096
NALCO HOLDING COMPANY          COM              62985Q101     1254   108653 SH       DEFINED 1              108653
ONYX PHARMACEUTICALS INC       COM              683399109      141     4119 SH       DEFINED 1                4119
PENWEST PHARMACEUTICALS CO     COM              709754105        5     2941 SH       DEFINED 1                2941
PHARMACEUTICAL PROD DEV INC    COM              717124101      435    15000 SH       DEFINED 1               15000
PHARMACOPEIA INC               COM              7171EP101        0      200 SH       DEFINED 1                 200
STATE STR CORP                 COM              857477103     1754    44608 SH       SOLE                    44608
STATE STR CORP                 COM              857477103     1515    38512 SH       DEFINED 1               38512
TIFFANY & CO NEW               COM              886547108      874    36987 SH       SOLE                    36987
TIFFANY & CO NEW               COM              886547108      692    29293 SH       DEFINED 1               29293
WALGREEN CO                    COM              931422109      567    23000 SH       DEFINED 1               23000
ZIMMER HLDGS INC               COM              98956P102     1303    32235 SH       DEFINED 1               32235
ZIMMER HLDGS INC               COM              98956P102      988    24443 SH       SOLE                    24443